--------------------------------------------------------------------------------

CORTLAND                                                      600 Fifth Avenue
TRUST, INC.                                                   New York, NY 10020
                                                              (212)830-5200
================================================================================




Dear Shareholder:


We are pleased to present the semi-annual report of Cortland Trust, Inc. for the period April 1, 2001 through September 30, 2001.

The Cortland General Money Market Fund had 165,293 shareholder accounts and net assets of $2,050,184,042 as of September 30, 2001.

As of September 30, 2001, the U.S. Government Fund had 8,645 shareholder accounts and net assets of $170,645,539.

As of September 30, 2001, the Municipal Money Market Fund had 3,877 shareholder accounts and net assets of $142,696,696.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Commercial Paper (24.49%)
------------------------------------------------------------------------------------------------------------------------------------
$  15,000,000  Abbott Labs                                                      10/10/01   3.43%   $  14,987,137     P1       A1+
   25,000,000  California PCR Finance Authority (Shell Oil) - Series 1996       10/01/01   3.45       25,000,000   VMIG-1     A1+
   14,000,000  Enterprise Funding Corporation                                   10/11/01   3.41       13,986,389     P1       A1+
   25,000,000  Forrestal Funding Master Trust                                   10/09/01   3.50       24,980,611     P1       A1+
   20,000,000  GE Capital Corp.                                                 03/01/02   2.86       19,763,433     P1       A1+
   17,150,000  GE Capital Corp.                                                 03/04/02   3.86       16,944,581     P1       A1+
   30,000,000  Greyhawk Funding                                                 10/01/01   4.53       30,000,000     P1       A1+
   24,468,000  Long Lane Master Trust IV - Series A (b)                         11/19/01   3.49       24,352,769     P1       A1
   10,093,000  Long Lane Master Trust IV - Series A (b)                         11/19/01   3.49       10,045,468     P1       A1
   30,000,000  MPF Limited                                                      10/04/01   3.78       29,990,625     P1
   10,000,000  National Rural Utilities Cooperative Finance Corporation         10/19/01   3.41        9,983,000     P1       A1+
   15,000,000  Sigma Finance Corporation                                        02/01/02   3.59       14,819,088     P1       A1+
   20,000,000  Societe Generale North America                                   12/05/01   3.39       19,878,667     P1       A1+
   50,000,000  Societe Generale North America                                   02/13/02   3.44       49,366,250     P1       A1+
   15,000,000  Societe Generale North America                                   05/02/02   3.57       14,689,375     P1       A1+
   50,000,000  Special Purpose Accounts Receivable                              10/11/01   3.58       49,950,694     P1       A1
   10,000,000  Special Purpose Accounts Receivable                              10/25/01   3.42        9,977,267     P1       A1
    5,000,000  Special Purpose Accounts Receivable                              10/26/01   3.41        4,988,194     P1       A1
   20,436,000  Superior Funding Capital Corporation                             10/31/01   3.58       20,375,544     P1       A1+
   18,100,000  The John Hopkins University - Series C                           10/04/01   3.78       18,100,000     P1
   30,000,000  Verizon Network Funding                                          10/19/01   3.61       29,946,300     P1       A1
   20,000,000  Verizon Network Funding                                          10/22/01   3.39       19,960,567     P1       A1
   30,000,000  Verizon Network Funding                                          10/30/01   3.55       29,914,933     P1       A1
-------------                                                                                      -------------
  504,247,000  Total Commercial Paper                                                                502,000,892
-------------                                                                                      -------------
Domestic Certificate Of Deposit (0.98%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Harris Trust & Savings Bank                                      12/18/01   3.73%   $  19,999,984     P1       A1+
-------------                                                                                      -------------
   20,000,000  Total Domestic Certificate Of Deposit                                                  19,999,984
-------------                                                                                      -------------
Eurodollar Certificates Of Deposit (4.88%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Abbey National Bank PLC                                          05/09/02   4.10%   $  50,002,949     P1       A1+
   50,000,000  Bank of Scotland                                                 03/11/02   2.90       50,088,848     P1       A1+
-------------                                                                                      -------------
  100,000,000  Total Eurodollar Certificates Of Deposit                                              100,091,797
-------------                                                                                      -------------






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Funding Agreements (1.22%)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  John Hancock Mutual Life Insurance Company (c)                   08/19/05   3.62%   $  25,000,000     P1       A1+
-------------                                                                                      -------------
   25,000,000  Total Funding Agreements                                                               25,000,000
-------------                                                                                      -------------
Letter Of Credit Commercial Paper (25.30%)
------------------------------------------------------------------------------------------------------------------------------------
$  15,000,000  Banco Bi Creditanstalt
               LOC Barclays Bank PLC                                            03/01/02   3.28%   $  14,796,779     P1       A1+
   10,000,000  Banco Continental de Panama S.A.
               LOC ING Bank NV                                                  05/24/02   3.52        9,776,097     P1       A1+
   15,000,000  Banco de Galicia Y Buenos Aires
               LOC Bayerishe Hypovereinsbank, A.G.                              10/22/01   3.48       14,969,725     P1       A1+
   15,000,000  Banco del Istmo, S.A.
               LOC Barclays Bank PLC                                            10/29/01   4.17       14,952,283              A1+
   15,000,000  Banco Rio de La Plata S.A.
               LOC Banco Santander                                              03/07/02   2.79       14,820,104     P1       A1
   70,000,000  Banco Rio de La Plata S.A.
               LOC Banco Santander                                              03/07/02   2.89       69,129,959     P1       A1
   10,000,000  Banco Rio de La Plata S.A.
               LOC Banco Santander                                              03/07/02   3.56        9,847,361     P1       A1
   20,000,000  Banco Santander Brasil
               LOC Standard Chartered Bank                                      10/17/01   4.36       19,962,044     P1       A1
   25,000,000  Banco Santander Brasil
               LOC Standard Chartered Bank                                      10/18/01   4.26       24,950,771     P1       A1
   15,000,000  Banco Santander Brasil
               LOC Standard Chartered Bank                                      10/19/01   4.21       14,969,100     P1       A1
   20,000,000  Banco Santander Brasil
               LOC Barclays Bank PLC                                            10/22/01   4.00       19,954,150     P1       A1+
   24,000,000  Central American Bank for Economic Integration
               LOC Barclays Bank PLC                                            11/09/01   3.69       23,905,360     P1       A1+
   20,000,000  Dean Health System Inc.
               LOC Rabobank Nederland                                           11/14/01   3.59       19,912,978     P1       A1+
   35,000,000  Electric Reliability Council of Texas - Series A
               LOC Landesbank Hessen                                            11/08/01   3.56       35,000,000     P1       A1+
   35,000,000  Floren Container Inc.
               LOC Bank of America                                              10/11/01   3.74       34,964,028     P1       A1+






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  Formosa Plastic
               LOC Bank of America                                              11/08/01   3.39%   $  24,910,542     P1       A1+
   15,000,000  HSBC Bank Argentina, S.A.
               LOC HSBC Bank US                                                 12/18/01   3.65       14,883,325     P1       A1+
   48,000,000  HSBC Bank Argentina, S.A.
               LOC HSBC Bank US                                                 02/19/02   3.48       47,357,040     P1       A1+
   10,000,000  Knights Funding I
               LOC Bayerische Hypovereinsbank, A.G.                             10/29/01   3.84        9,970,600     P1       A1
   20,000,000  NATC California L.L.C.
               LOC Chase Manhattan Bank, N.A.                                   10/24/01   3.60       19,954,383     P1       A1+
   30,000,000  Unibanco-Uniao de Banco Brasilieros
               LOC HSBC Bank US                                                 10/16/01   4.59       29,943,875     P1       A1+
   30,000,000  Unibanco-Uniao de Banco Brasilieros
               LOC Standard Chartered Bank                                      11/13/01   3.48       29,876,375     P1       A1+
-------------                                                                                      -------------
  522,000,000  Total Letter of Credit Commercial Paper                                               518,806,879
-------------                                                                                      -------------
Loan Participations (0.49%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Equitable Life Assurance Society with J.P. Morgan Chase (d)      03/20/02   3.02%   $  10,000,000     P1       A1
-------------                                                                                      -------------
   10,000,000  Total Loan Participations                                                              10,000,000
-------------                                                                                      -------------
Master Notes & Promissory Notes (5.36%)
------------------------------------------------------------------------------------------------------------------------------------
$  15,000,000  GMAC Mortgage Corporation (e)                                    03/01/02   3.63%   $  15,000,000
   45,000,000  GMAC Residential Holding Corporation (f)                         10/01/01   3.60       45,000,000
   20,000,000  The Goldman Sachs Group L.P.                                     04/03/02   3.67       20,000,000     P1       A1+
   30,000,000  The Goldman Sachs Group L.P.                                     05/30/02   3.61       30,000,000     P1       A1+
-------------                                                                                      -------------
  110,000,000  Total Master Notes & Promissory Notes                                                 110,000,000
-------------                                                                                      -------------
Repurchase Agreement (2.24%)
------------------------------------------------------------------------------------------------------------------------------------
$  46,000,000  Salomon Smith Barney (Collateralized by $66,519,481, GNMA,
               5.500% to 9.500%, due 12/15/13 to 07/20/31,
               Proceeds $46,920,000)                                            10/01/01   3.33%   $  46,000,000
-------------                                                                                      -------------
   46,000,000  Total Repurchase Agreement                                                             46,000,000
-------------                                                                                      -------------






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Trusts (1.83%)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000  Syndicated Load Funding Trust - Series 2001 (g)                  06/17/02   3.74%   $  30,000,000
    7,496,124  Wilmington Trust Company (h)
               Guaranteed by General Electric Company                           01/01/11   3.15        7,496,124     P1       A1+
-------------                                                                                      -------------
   37,496,124  Total Trusts                                                                           37,496,124
-------------                                                                                      -------------
U.S. Government Obligations (0.49%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  U.S. Treasury Note                                               01/31/02   5.07%   $  10,036,228
-------------                                                                                      -------------
   10,000,000  Total U.S. Government Obligations                                                      10,036,228
-------------                                                                                      -------------
Variable Rate Demand Instruments (28.33%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,380,000  2150 Investment Company - Series 1997 (h)
               LOC Fifth Third Bank                                             02/01/17   3.15%   $   2,380,000
    3,675,000  Adel, GA IDA (Specialty Stampings, L.L.C.) (h)
               LOC National Bank of Canada                                      06/01/14   3.05        3,675,000   VMIG-1
    6,800,000  Adelanto, CA Public Utilities - Series C (h)
               LOC California State Teachers Retirement System                  11/01/34   3.00        6,800,000              A1+
    3,550,000  Alabama IDA (Central Casting Corporation) (h)
               LOC First Union National Bank of North Carolina                  11/01/15   3.20        3,550,000
    5,945,000  Albany Dougherty, GA Payroll IDA
               (Flint River Service, Inc. Project) - Series B (h)
               LOC Columbus Bank & Trust Company                                05/01/17   2.95        5,945,000              A1
      895,000  Alpine Capital Investment L.L.C. (h)
               LOC First of America                                             09/15/27   3.10          895,000
    1,345,000  Andrews Laser Works Corporation (h)
               LOC Firstar Bank                                                 05/01/08   3.20        1,345,000
    2,900,000  Atlantic Tool & Die Company (h)
               LOC Key Bank                                                     12/01/11   3.65        2,900,000
    2,950,000  BBC, L.L.C. - Series 2000 (h)
               LOC Columbus Bank & Trust Company                                11/01/20   2.70        2,950,000     P1
    1,520,000  Berkeley Square Retirement Center - Series 1998 (h)
               LOC Fifth Third Bank                                             02/01/13   3.20        1,520,000
    2,000,000  Budd Office Building Associates
               (Partnership Project) - Series 1997 (h)
               LOC Comerica Bank                                                10/01/47   3.00        2,000,000





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   8,900,000  CEGW, Incorporated (h)
               LOC PNC Bank, N.A.                                               03/31/09   3.70%   $   8,900,000
    2,250,000  Central Michigan Inns L.L.C. (h)
               LOC Michigan National Bank                                       04/01/30   3.30        2,250,000
   21,535,000  CFM International, Inc. Guaranteed Notes - Series 1999A (i)
               LOC General Electric Company                                     01/01/10   3.15       21,535,000
    5,100,000  Cheney Brothers Incorporated (h)
               LOC First Union National Bank of North Carolina                  12/01/16   3.15        5,100,000
    3,305,000  Cinnamon Properties, Incorporated (h)
               LOC Firstar Bank                                                 04/01/20   3.15        3,305,000
   15,750,000  City & County of San Fransciso
               Redevelopment Agency MHRB (h)
               LOC Bayerische Hypovereinsbank, A.G.                             07/01/34   3.00       15,750,000    MIG-1
    7,000,000  Columbus, GA Development Authority RB
               (Four J.S. Family, L.L.P. Project) (h)
               LOC Columbus Bank & Trust Company                                09/01/20   2.69        7,000,000
    7,610,000  Concrete Company - Series 1998 (h)
               LOC Columbus Bank & Trust Company                                07/01/48   2.80        7,610,000              A1
    1,740,000  Consolidated Equities, L.L.C. - Series 1995 (h)
               LOC Old Kent Bank & Trust Co.                                    12/01/25   3.10        1,740,000
    4,280,000  Cunat Capital Corporation
               (Cunat Brothers, Incorporated/Irish Parie L.P.) - Series 1997B(h)
               LOC LaSalle National Bank                                        06/01/27   3.10        4,280,000
   16,000,000  D.G.Y. Real Estate L.P. - Series 2000A (h)
               LOC PNC Bank, N.A.                                               05/01/20   3.70       16,000,000
    2,590,000  Devin F. & Janis L. McCarthy - Series 1997 (h)
               LOC Firstar Bank                                                 07/01/17   3.15        2,590,000
    8,200,000  Douglas County, GA Development Authority
               (Gazelle Riverside, L.L.C. Project) (h)
               LOC Wells Fargo Bank, N.A.                                       01/01/21   2.80        8,200,000              A1+
    7,335,000  Drury Inns, Inc. (h)
               LOC First Commerical Bank                                        03/01/20   2.76        7,335,000







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   6,150,000  Eagle Landing IV, Limited (h)
               LOC Regions Bank                                                 09/01/26   2.70%   $   6,150,000     P1
    5,740,000  Eckert Seamans Cherin & Mellot (h)
               LOC PNC Bank, N.A.                                               01/01/15   3.20        5,740,000
    1,760,000  Elsmere Kentucky Industrial Building RB
               (Mazak Corporation) - Series 1998 (h)
               LOC Fifth Third Bank                                             09/01/04   3.20        1,760,000
    4,730,000  Erie Funding I - Series 1989 (h)
               LOC First Merit Bank                                             11/01/16   3.12        4,730,000
    5,160,000  Garden City Hospital Osteopath - Series 1997 (h)
               LOC National City Bank of Michigan/Illinois                      10/01/17   3.06        5,160,000              A1
    1,710,000  Graves Lumber, Inc. Project (h)
               LOC First Merit Bank                                             11/01/10   3.17        1,710,000
    1,805,000  Great Expectations Limited (Bass Chevrolet) - Series 1996 (h)
               LOC Fifth Third Bank                                             07/01/17   3.25        1,805,000
    1,925,000  HCH, L.L.C. - Series 2000 (h)
               LOC Key Bank                                                     08/01/15   3.00        1,925,000
    1,405,000  Hope Realty, Limited Harmony Realty (Kurtz Bros., Inc.) (h)
               LOC Key Bank                                                     08/01/15   3.00        1,405,000
    2,705,000  Hopkins Waterhouse L.L.C. Project (h)
               LOC National City Bank of Michigan/Illinois                      06/01/20   3.09        2,705,000
    3,000,000  Hornell, NY IDA (Alstom Transportation Project) (h)
               LOC Key Bank                                                     11/01/21   3.00        3,000,000
    2,250,000  Jake Sweeney Automotive, Incorporated (h)
               LOC Firstar Bank                                                 04/01/10   3.15        2,250,000
    2,020,000  JDV L.L.C. (h)
               LOC Michigan National Bank                                       07/01/27   3.10        2,020,000
    4,280,000  KBL Capital Fund, Incorporated - Series 1995A (h)
               LOC Old Kent Bank & Trust Co.                                    07/01/05   3.07        4,280,000              A1
      970,000  KBL Capital Fund, Incorporated
               (BH Reality Limited Partnership) (h)
               LOC Old Kent Bank & Trust Co.                                    05/01/21   3.07          970,000              A1
    4,500,000  KBL Capital Fund, Incorporated (h)
               LOC National City Bank of Michigan/Illinois                      05/01/27   3.06        4,500,000              A1






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,930,000  Kingston Healthcare Company - Series 1997A (h)
               LOC Fifth Third Bank                                             11/01/17   3.20%   $   2,930,000
    2,220,000  Kingston Healthcare Company- Series 1998A (h)
               LOC Fifth Third Bank                                             03/01/18   3.20        2,220,000
    1,680,000  Kit Carson County, CO Agricultural Development RB
               (Midwest Farms, L.L.C.) - Series 1997 (h)
               LOC Wells Fargo Bank, N.A.                                       06/01/27   3.15        1,680,000              A1
    4,985,000  Kool Capital, L.L.C. (h)
               LOC Michigan National Bank                                       04/01/29   3.25        4,985,000
    5,140,000  Kwik Park Corporation - Series 1999A (h)
               LOC PNC Bank, N.A.                                               09/01/19   3.70        5,140,000
   12,420,000  Laminations, Incorporated & Santana (h)
               LOC PNC Bank, N.A.                                               08/31/15   3.70       12,420,000
    7,815,000  Laurel County, KY Industrial Building RB
               (Consolidated Biscuit Company Project) (h)
               LOC Fifth Third Bank                                             03/01/15   3.10        7,815,000
   13,705,000  Lexington Financial Services Health Care RB - Series 2001 (h)
               LOC LaSalle National Bank                                        02/01/26   2.76       13,705,000     P1
      635,000  LRC - B Wadsworth Investors, Limited (h)
               LOC Firstar Bank                                                 09/01/17   3.35          635,000
      920,000  Lucas County, OH Economic Development
               (LPC Graphics Incorporated Project) - Series 1997 (h)
               LOC Fifth Third Bank                                             09/01/04   3.25          920,000
    3,355,000  Macroe Properties, Incorporated (h)
               LOC First Michigan Bank                                          09/01/27   3.10        3,355,000
    6,800,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 2000 (h)                             07/01/20   3.05        6,800,000   VMIG-1
    8,985,000  Madison, WI Community Development Authority RB
               (Block 89 Project ) - Series 1996A (h)                           01/01/19   3.05        8,985,000
    1,500,000  Maximum Principle Amount
               (Buckeye Corrugated, Inc. Project) - Series 1994 (h)
               LOC National City Bank of Michigan/Illinois                      01/01/05   3.09        1,500,000
    1,464,000  Maximum Principle Amount (Goson Project) - Series 1999 (h)
               LOC First Merit Bank                                             08/01/23   3.17        1,464,000






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,795,000  Maximum Principle Amount (Goson Project) - Series 1997 (h)
               LOC First Merit Bank                                             11/01/17   3.17%   $   1,795,000
    4,550,000  Maximum Principle Amount (Hanover Project) - Series 1997 (h)
               LOC National City Bank of Michigan/Illinois                      12/01/07   3.09        4,550,000              A1
    3,660,000  Maximum Principle Amount Limited Partnership
               (Riverview Medical Office Building) 1997 (h)
               LOC National City Bank of Michigan/Illinois                      11/01/17   3.09        3,660,000
    1,845,000  Miami River Stone Company (h)
               LOC Firstar Bank                                                 08/01/09   3.17        1,845,000
      600,000  Miami Valley Steel Service, Inc. - Series 1996 (h)
               LOC National City Bank of Michigan/Illinois                      02/01/16   3.09          600,000
    2,600,000  Michigan HEFA (Hope College) - Series 1996M (h)
               LOC Old Kent Bank & Trust Co.                                    10/01/16   3.10        2,600,000
      990,000  Milwaukee, WI (Historic Third Ward Parking Project) (h)
               LOC Northern Trust Bank                                          09/01/28   3.10          990,000
    8,820,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products Inc.) (Riverview Medical Office Building) (h)
               LOC Amsouth Bank, N.A.                                           11/01/11   2.80        8,820,000              A1
    4,710,000  Mississippi Business Finance Corportion IDRB
               (Howard Industries, Incorporated) - Series 1995 (h)
               LOC Bank One                                                     06/01/10   2.80        4,710,000     P1
    8,035,000  Mobile, AL Medical Clinic Board RB
               (Springhill Medical Complex) - Series 1996B (h)
               LOC Amsouth Bank, N.A.                                           09/01/11   2.80        8,035,000     P1
    1,460,000  Montgomery, AL Industrial Development Board (h)
               LOC Columbus Bank & Trust Company                                07/01/16   2.70        1,460,000
    1,500,000  Mount Carmel West Medical Office Building Limited Partnership (h)
               LOC National City Bank of Michigan/Illinois                      08/01/19   3.09        1,500,000
    3,620,000  New Federal Cold Storage, Incorporated Project - Series 199C (h)
               LOC National City Bank of Michigan/Illinois                      08/01/11   3.09        3,620,000
    3,200,000  New York State HFA RB (345 East 94th Street) (h)
               Guaranteed by Federal Home Loan Mortgage Corporation             11/01/31   3.15        3,200,000   VMIG-1
    3,445,000  NPI Capital, L.L.C. (h)
               LOC Michigan National Bank                                       07/01/29   3.10        3,445,000
   14,990,000  Nugent Sand Company - Series 1999 (h)
               LOC National City Bank of Michigan/Illinois                      11/01/11   3.09       14,990,000






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,500,000  Oakland Ortho Realty Association (h)
               LOC PNC Bank, N.A.                                               09/01/09   3.20%   $   2,500,000
    2,149,000  Olszeski Properties, Inc. - Series 1996 (h)
               LOC Key Bank                                                     09/01/16   3.00        2,149,000
    8,080,000  One Boyertown Properties, L.P. (h)
               Guaranteed by Federal Home Loan Bank                             11/01/29   2.70        8,080,000              A1+
    3,060,000  Pomeroy Investments, L.L.C. - Series 1997 (h)
               LOC Firstar Bank                                                 05/01/17   3.15        3,060,000
    2,500,000  Prince William County, VA - Series A (h)
               LOC Wachovia Bank & Trust Company, N.A.                          03/01/17   3.15        2,500,000   VMIG-1
    1,925,000  RK Capital L.L.C. (h)
               LOC Michigan National Bank                                       12/01/28   3.10        1,925,000
    2,440,000  Rumpf Development, Limited - Series 1997 (h)
               LOC Key Bank                                                     08/01/17   3.00        2,440,000
    3,010,000  Savoy Properties, Limited (h)
               LOC Key Bank                                                     08/01/20   3.00        3,010,000
    5,000,000  Schenectady County, IDA (h)
               LOC Fleet Bank                                                   11/01/10   3.10        5,000,000   VMIG-1
    5,210,000  Security Self-Storage, Inc. (h)
               LOC Bank One                                                     02/01/19   2.90        5,210,000
    4,220,000  Shepperd Capital, L.L.C. (h)
               LOC First of America                                             09/15/47   3.10        4,220,000
    4,055,000  Shepperd Capital, L.L.C. (h)
               LOC Old Kent Bank & Trust Co.                                    03/15/49   3.20        4,055,000
   25,000,000  Sigma Finance Corp. (j)                                          10/17/01   3.15       25,000,354
    3,655,000  Smugglers Notch Management Company/Investment Company (h)
               LOC Key Bank                                                     09/01/15   3.00        3,655,000
    8,000,000  Southeast Alabama Gas District RB (Lateral Project) (h)
               Insured by AMBAC Indemnity Corp.                                 06/01/25   2.80        8,000,000              A1
   13,700,000  Southwestern Ohio Steel, Incorporated (h)
               LOC Firstar Bank                                                 04/01/08   3.15       13,700,000
    1,685,000  Stallard-Schrier Corporation (h)
               LOC Fifth Third Bank                                             09/01/16   3.20        1,685,000







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  19,000,000  State of Missouri HEFA
               (SSM Health Care System) 1995 - Series D (h)
               Insured by MBIA Insurance Corp.                                  06/01/24   3.00%   $  19,000,000              A1+
    5,385,000  Stevenson Photo Color Company (h)
               LOC Firstar Bank                                                 08/01/19   3.15        5,385,000
    1,810,000  T.D. Management Limited - Series 1996 (h)
               LOC Fifth Third Bank                                             01/01/11   3.25        1,810,000
    2,735,000  Team Capital, L.L.C. (h)
               LOC Old Kent Bank & Trust Co.                                    03/01/29   3.10        2,735,000
    9,375,000  Thayer Properties II, L.L.C. (h)
               LOC Columbus Bank & Trust Company                                09/01/21   2.90        9,375,000
   38,000,000  The Goldman Sachs Group, L.P. (k)                                10/15/02   3.94       38,000,000     P1       A1+
    7,670,000  Three Reading, L.P. (h)
               Guaranteed by Federal Home Loan Bank                             06/01/24   2.70        7,670,000              A1+
    1,435,000  Town of Greendale, IN EDA RB - Series 1993B (h)
               LOC National City Bank of Michigan/Illinois                      12/01/05   3.09        1,435,000
    3,400,000  Town of Islip, NY IDA (Brentwood Real Estate L.L.C.) (h)
               LOC ABN AMRO Bank, N.A.                                          11/01/20   2.76        3,400,000              A1+
    1,315,000  Tripplet Corporation (h)
               LOC Fifth Third Bank                                             03/01/08   3.20        1,315,000
   15,000,000  Verizon Global Funding (l)                                       10/15/02   3.19       15,000,000     P1       A1
    2,180,000  Vista Funding Corporation - Series 1997A (h)
               LOC Fifth Third Bank                                             07/01/15   3.15        2,180,000
    1,345,000  Walt Sweeney Ford - Series 1996 (h)
               LOC Fifth Third Bank                                             01/01/12   3.20        1,345,000
    1,835,000  Warrior Roofing Manufacturing (h)
               LOC Columbus Bank & Trust Company                                09/01/26   2.80        1,835,000
    2,400,000  Washington State Housing Finance Commission
               (Marketplace Apt.) (h)
               LOC Bank One                                                     07/01/29   3.10        2,400,000   VMIG-1
    1,795,000  Weller Irrevocable Trust #2 - Series 1998 (h)
               LOC First Union National Bank of North Carolina                  09/01/13   2.80        1,795,000              A1
    2,945,000  Wellington Green L.L.C. (h)
               LOC Key Bank                                                     04/01/29   3.00        2,945,000              A1





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,030,000  West Point, Inc. Project - Series 2000 (h)
               LOC First Merit Bank                                             03/01/21   3.17%  $    2,030,000
    2,845,000  Westchester County, NY IDA RB (B.W.P. Distributors Inc.) (h)
               LOC First Union National Bank of North Carolina                  10/01/28   3.20        2,845,000
      770,000  Westchester Presbyterian Church (h)
               LOC Firstar Bank                                                 09/01/13   3.35          770,000
    1,520,000  William Thies & Son, Incorporated (h)
               LOC First Union National Bank of North Carolina                  03/01/07   3.15        1,520,000
    1,900,000  Wilmington Iron & Metal Company - Series 1999 (h)
               LOC Bank One                                                     08/01/14   3.15        1,900,000
   11,875,000  Winder-Barrow Industrial Building Authority
               (Concrete Company Project) - Series 2000 (h)
               LOC Columbus Bank & Trust Company                                02/01/20   2.80       11,875,000              A1
    1,970,000  Wulfeck Family Partnership Project - Series 1997 (h)
               LOC Fifth Third Bank                                             09/01/17   3.25        1,970,000
    8,065,000  Zhbser-Greenbriar, Inc. (h)
               Guaranteed by Federal Home Loan Bank                             01/01/26   2.93        8,065,000              A1+
-------------                                                                                     --------------
  580,828,000  Total Variable Rate Demand Instruments                                                580,828,354
-------------                                                                                     --------------
Yankee Certificates of Deposit (4.00%)
------------------------------------------------------------------------------------------------------------------------------------
$  12,000,000  Commerzbank A.G.                                                 11/28/01   5.50%  $   12,019,382     P1       A1+
   20,000,000  Commerzbank A.G.                                                 06/11/02   4.06       19,999,315     P1       A1
   25,000,000  Rabobank Nederland                                               01/08/02   5.42       24,998,696     P1       A1+
   25,000,000  Union Bank of Switzerland                                        08/20/02   3.69       24,995,676     P1       A1+
-------------                                                                                     --------------
   82,000,000  Total Yankee Certificates of Deposit                                                   82,013,069
-------------                                                                                     --------------
               Total Investments (99.61%) (Cost $2,042,273,327+)                                  $2,042,273,327
               Cash And Other Assets, Net of Liabilities (0.39%)                                       7,910,715
                                                                                                  --------------
               Net Assets (100.00%)                                                               $2,050,184,042
                                                                                                  ==============


               +    Aggregate cost for income tax purposes is identical.




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================


FOOTNOTES:

(a) The ratings noted (unaudited) for instruments secured by a letter of credit are those of the holding company of the bank whose letter of credit secures such instruments. P1 & A1+ are the highest ratings for commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b)  Guaranteed by Fleet Bank through Swap Agreements.

(c) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.06%.

(d)  The interest rate is adjusted based upon one month LIBOR plus 0.05%.

(e) The interest rate is adjusted based upon one month LIBOR plus 0.05%. 7 day put option.

(f) The interest rate is adjusted monthly based upon one month LIBOR plus 0.02%. 7 day put option.

(g)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.10%.

(h) These securities have a 7 day put feature exercisable by the Fund at par value. Rate changes weekly.

(i) The interest rate adjusts weekly average of prior week one month LIBOR, weekly put at par.

(j)  The interest rate is adjusted daily based upon prime rate minus 0.0285%.

(k) The interest rate is adjusted quarterly based upon three months LIBOR plus 0.18%.

(l)  The  interest  rate  changes  quarterly  based upon three  month LIBOR plus
     0.03%.





KEY:
     EDA        =    Economic Development Authority                IDRB         =    Industrial Development Revenue Bond
     GMAC       =    General Motors Acceptance Corporation         LOC          =    Letter of Credit
     GNMA       =    Government National Mortgage Association      MHRB         =    Multi-Family Housing Revenue Bond
     HFA        =    Housing Finance Authority                     PCR          =    Pollution Control Revenue
     HEFA       =    Health & Education Facilities Authority       RB           =    Revenue Bond
     IDA        =    Industrial Development Authority






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================


    Face                                                                          Maturity              Value
   Amount                                                                           Date     Yield     (Note 2)
   ------                                                                           ----     -----      ------
Floating Rate Securities (11.72%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Federal Farm Credit Bank (a)                                       04/02/02   3.42%   $   5,000,000
    5,000,000  Federal Farm Credit Bank (b)                                       06/28/02   2.99        5,000,000
    5,000,000  Federal Home Loan Bank (c)                                         08/09/02   3.57        4,999,042
    5,000,000  Student Loan Marketing Association Floater (d)                     10/24/01   2.93        5,000,000
-------------                                                                                        -------------
   20,000,000  Total Floating Rate Securities                                                           19,999,042
-------------                                                                                        -------------
Repurchase Agreements, Overnight (51.04%)
------------------------------------------------------------------------------------------------------------------------------------
$  45,000,000  J.P. Morgan Securities, Inc. (Collateralized by $40,985,409, FHLMC,
               6.000% to 6.500%, due 10/17/17 to 07/17/24; GNMA, 5.006% to 7.000%,
               due 12/16/19 to 03/20/31, proceeds $42,942,001)                    10/01/01   3.33%   $  45,000,000
   42,100,000  Salomon Smith Barney (Collateralized by $98,901,000, GNMA,
               0.000%, due 10/15/11 to 01/15/16, proceeds $45,900,797)            10/01/01   3.33       42,100,000
-------------                                                                                        -------------
   87,100,000  Total Repurchase Agreements, Overnight                                                   87,100,000
-------------                                                                                        -------------
U.S. Government Agency Discount Notes (29.45%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Federal Home Loan Bank                                             02/22/02   3.37%   $   4,933,800
    2,882,000  Federal Home Loan Mortgage Corporation                             11/15/01   4.50        2,866,252
    5,000,000  Federal Home Loan Mortgage Corporation                             11/15/01   3.38        4,979,063
   10,000,000  Federal Home Loan Mortgage Corporation                             11/28/01   2.63        9,957,789
   13,000,000  Federal Home Loan Mortgage Corporation                             03/18/02   2.33       12,860,467
   10,000,000  Federal Home Loan Mortgage Corporation                             08/15/02   3.52        9,701,433
    5,000,000  Federal National Mortgage Association                              12/14/01   3.39        4,965,569
-------------                                                                                        -------------
   50,882,000  Total U.S. Government Agency Discount Notes                                              50,264,373
-------------                                                                                        -------------
U.S. Government Agency Medium Term Notes (7.42%)
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000  Federal Farm Credit Bank                                           05/13/02   3.42%   $   3,062,575
    5,000,000  Federal Home Loan Bank                                             02/15/02   3.40        5,060,161
    1,500,000  Federal National Mortgage Association                              02/11/02   4.43        1,513,941
    3,000,000  Federal National Mortgage Association                              03/15/02   3.75        3,021,022
-------------                                                                                        -------------
   12,500,000  Total U.S. Government Agency Medium Term Notes                                           12,657,699
-------------                                                                                        -------------
               Total Investments (99.63%) (Cost $170,021,114+)                                       $ 170,021,114
               Cash and Other Assets, Net of Liabilities (0.37%)                                           624,425
                                                                                                     -------------
               Net Assets (100.00%)                                                                  $ 170,645,539
                                                                                                     =============


               +   Aggregate cost for federal income tax purposes is identical.






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) This is a variable Federal Farm Credit Bank Floating Rate Note. The interest rate changes monthly based on one month LIBOR minus 0.16%.

(b) This is a variable Federal Farm Credit Bank Floating Rate Note. The interest rate changes daily pegged to Prime minus 0.0301%.

(c) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes monthly based on one month LIBOR minus 0.1425%.

(d) This is a variable Student Loan Marketing Association Floating Rate Note. The interest rate changes weekly based on 3 month TBILL BEY plus 0.50%.





KEY:
FHLMC      =    Federal Home Loan Mortgage Corporation
GNMA       =    Government National Mortgage Association




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Put Bonds (b) (14.33%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,450,000  City of Dayton, KY Industrial Building RB
               (Radac Project) - Series 1994C
               LOC Fifth Third Bank                                             10/01/01   2.45%   $   1,450,000
    6,500,000  Hardford County, MD (A.O. Smith)
               LOC Bank One                                                     03/01/02   2.70        6,500,000
    2,000,000  Maine State Housing Authority - Series D                         07/31/02   2.75        2,000,000   VMIG-1     A1+
    2,500,000  Michigan Strategic Fund Limited Obligation RB
               (Donnelly Corporation Project) - Series B
               LOC Dresdner Bank A.G.                                           10/01/01   2.60        2,500,000     P1       A1+
    1,500,000  Minnesota State HFA (Single Family Mortgage)
               Insured by FGIC                                                  05/01/02   3.25        1,500,000    MIG-1     A1+
    2,610,000  Mississippi Home Corporation
               Single Family Program Merlots - Series YYY
               Guaranteed by Government National Mortgage Association           09/03/02   2.65        2,610,000   VMIG-1
      885,000  Nevada Housing Division Tender Option Bonds
               (Single Family Program C-2)
               Guaranteed by FHA/VA/Private Mortgages                           10/01/01   2.50          885,000
    3,000,000  Pooled Puttable Floating Option
               Tax Exempts Receipts - Series PPT-33
               LOC Merrill Lynch & Company, Inc.                                06/27/02   2.95        3,000,000              A1+
-------------                                                                                      -------------
   20,445,000  Total Put Bonds                                                                        20,445,000
-------------                                                                                      -------------
Tax Exempt Commercial Paper (17.41%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,020,000  Broward County, FL Sales Tax Revenue - Series A                  10/04/01   2.50%   $   5,020,000   VMIG-1     A1+
    2,000,000  City & County of Denver, Co Airport System Subordinate RB
               LOC Bayerische Landesbank                                        01/16/02   2.45        2,000,000     P1       A1+
    1,400,000  Hampton, VA IDA RB (Sentara Health System)                       10/04/01   1.40        1,400,000   VMIG-1     A1+
    1,420,000  IBM Tax Exempt Trust 2001 - Series A                             10/04/01   3.20        1,420,000    MIG-1
    4,000,000  New Hampshire State Business Finance Authority PCRB
               (New England Power Co. Project)                                  11/15/01   2.60        4,000,000     P1       A1
    4,000,000  San Antonio, TX Sales Tax - Series A
               LOC Landesbank Hessen                                            10/03/01   2.45        4,000,000     P1       A1+
    2,000,000  Shelby County, TN - Series 2000A                                 10/04/01   2.55        2,000,000     P1       A1+
    5,000,000  Washington D.C. Metropolitan Airport Authority
               (VA General Airport Notes)
               LOC Bank of America                                              02/28/02   2.50        5,000,000              A1
-------------                                                                                      -------------
   24,840,000  Total Tax Exempt Commercial Paper                                                      24,840,000
-------------                                                                                      -------------




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Tax Exempt General Obligation Notes & Bonds (3.15%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  Dauphin County, PA General Authority RB - Subseries RRR3
               Insured by AMBAC Indemnity Corp.                                 12/03/01   3.43%   $   2,001,247
    2,500,000  Pickerington, OH Local School District BAN                       12/14/01   2.45        2,502,204    MIG-1
-------------                                                                                      -------------
    4,500,000  Total Tax Exempt General Obligation Notes & Bonds                                       4,503,451
-------------                                                                                      -------------
Variable Rate Demand Instruments (c) (59.30%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,455,000  Auburn, AL Non-Profit HDA (Lakeside Project)
               LOC Columbus Bank & Trust Company                                09/01/27   2.55%   $   5,455,000              A1
    2,100,000  Berkeley County, SC (Amoco Chemical Co.) - Series 1997           04/01/27   2.75        2,100,000   VMIG-1     A1+
    3,030,000  Bexar County, TX HFDC RB
               (Retirement Community) - Series B
               LOC Rabobank Nederland                                           07/01/11   2.50        3,030,000              A1+
    4,570,000  Burke County, GA PCRB
               (Georgia Power Company Vogtle Project)                           07/01/24   2.70        4,570,000   VMIG-1     A1
    1,100,000  Butler County, PA IDA (Armco Inc. Project) - Series 1996A
               LOC Chase Manhattan Bank, N.A.                                   06/01/20   2.45        1,100,000
    1,000,000  Chapel Hill School of Medicine RB - Series 2001A                 02/15/31   2.80        1,000,000   VMIG-1     A1+
    3,500,000  Charlotte, NC Airport RB - Series 1997A
               Insured by MBIA Insurance Corp.                                  07/01/17   2.40        3,500,000   VMIG-1     A1
    2,900,000  Chatham County, NC Industrial Facilities & PCFA
               (Water Recycling Townsend Project)
               LOC Wilmington Trust                                             09/15/19   2.45        2,900,000
    1,100,000  Decatur County, AL IDRB Solid Waste Disposal (Amoco Oil Co.)     05/01/25   2.75        1,100,000     P1       A1+
    3,500,000  Deridder, LA IDRB (Pax Inc. Project)
               LOC Bank One                                                     10/01/07   2.45        3,500,000              A1+
    1,200,000  Florence County, SC (Roche Inc. Project) - Series 1998
               LOC Union Bank of Switzerland                                    04/01/27   2.75        1,200,000              A1+
    1,000,000  Florida Capital Improvement RB (University Athletic Association)
               LOC Suntrust Bank                                                02/01/20   2.65        1,000,000   VMIG-1
    1,100,000  Florida Development Finance Company IDRB
               (Intrepid Powerboats, Inc)
               LOC Suntrust Bank                                                06/01/23   2.50        1,100,000
    1,005,000  Fulton County, GA Development Authority RB
               (Darby Printing Company)
               LOC Wachovia Bank & Trust Co., N.A.                              04/01/11   2.50        1,005,000





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   5,145,000  Halifax County, NC Industrial Facilities & PCFA
               (Roanoke Light, Gas & Electric)
               LOC Credit Suisse First Boston                                   06/01/21   2.80%   $   5,145,000              A1+
    3,000,000  Halifax County, NC Industrial Facilities PCFA
               (Westmorland / Habson Part)
               LOC Credit Suisse First Boston                                   12/01/19   2.80        3,000,000
    1,030,000  Hancock County, OH EDRB (Cross County Inns.)
               LOC Bank One                                                     12/01/01   3.55        1,030,000
    6,000,000  Hertford County, NC Industrial Facility & PCFA
               (Nucor Corporation Project) - Series A                           11/01/33   2.40        6,000,000     P1       A1+
    2,000,000  Illinois HEFA (Northwestern Memorial Hospital)                   08/15/25   2.70        2,000,000   VMIG-1     A1+
    3,860,000  Indiana Health Facility RB (Access Designated PG) - Series B
               LOC Comerica Bank                                                01/01/16   2.25        3,860,000              A1
    2,900,000  Jacksonville, FL(University Health Science Center) - Series 1989 07/01/19   2.50        2,900,000   VMIG-1
    4,900,000  Johnston County, NC Industrial Facilities & PCFA RB
               (House - Autry Mills Inc. Project)
               LOC Branch Bank & Trust Company                                  02/01/13   2.45        4,900,000
    4,906,000  Koch Floating Rate Trust Variable - Series 1
               Insured by AMBAC Indemnity Corp.                                 05/03/04   2.58        4,906,000
      875,000  Lucas County, OH EDRB (Cross Country Inns.)
               LOC Bank One                                                     12/01/01   3.55          875,000
    2,000,000  Michigan HEFA (Concordia College Harbor Project)
               LOC Allied Irish Bank                                            09/01/14   2.80        2,000,000
    2,300,000  Michigan State Strategic Fund (Detroit Symphony) - Series A
               LOC Michigan National Bank                                       06/01/31   2.75        2,300,000              A1+
    1,000,000  Michigan Strategic Fund PCR (Consumer's Power Co. Project)
               Insured by AMBAC Indemnity Corp.                                 06/15/10   2.70        1,000,000              A1+
    2,500,000  New Jersey EDA Mount Olive Industrial EDRB
               LOC Bank of New York                                             12/01/07   2.60        2,500,000              A1+
    2,000,000  North Carolina Medical Care Commission HRB
               (Duke University Project) - Series A                             06/01/23   2.40        2,000,000   VMIG-1     A1+
    1,000,000  Pitkin County, CO IDRB (Aspen Skiing Co. Project)
               LOC First National Bank of Chicago                               04/01/14   2.85        1,000,000              A1+
    1,400,000  University of North Carolina at Chapel Hill - Series 2001C       12/01/25   2.15        1,400,000   VMIG-1     A1+




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                     Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   3,995,000  Utah HFA (Merlots) - Series A14                                  07/01/15   2.44%   $   3,995,000   VMIG-1
    1,250,000  York County, PA IDA Limited Obligation RB
               (Metal Exchange Corp. Project) - Series 1996
               LOC Comerica Bank                                                06/01/06   2.55        1,250,000
-------------                                                                                      -------------
   84,621,000  Total Variable Rate Demand Instruments                                                 84,621,000
-------------                                                                                      -------------
Variable Rate Demand Instruments - Participations (c) (1.40%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  New Jersey State EDA IDRB
               (Hartz Mountain Industries Project)
               LOC Chase Manhattan Bank, N.A.                                   01/01/02   3.90%   $   1,000,000     P1       A1+
    1,000,000  New Jersey State EDA IDRB
               (Harrison Riverside Industries Project)
               LOC Chase Manhattan Bank, N.A.                                   01/01/02   3.90        1,000,000     P1       A1+
-------------                                                                                      -------------
    2,000,000  Total Variable Rate Demand Instruments - Participations                                 2,000,000
-------------                                                                                      -------------
Variable Rate Demand Instruments - Private Placements (c) (1.26%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,796,000  York County, PA IDA IDRB
               (Manor Care of Kingston Court Inc.)
               LOC Chase Manhattan Bank, N.A.                                   12/01/08   3.90%   $   1,796,000     P1       A1+
-------------                                                                                      -------------
    1,796,000  Total Variable Rate Demand Instruments - Private Placements                             1,796,000
-------------                                                                                      -------------
               Total Investments (96.85%) (Cost $138,205,451+)                                     $ 138,205,451
               Cash And Other Assets, Net Of Liabilities (3.15%)                                       4,491,245
                                                                                                   -------------
               Net Assets (100.00%)                                                                $ 142,696,696
                                                                                                   =============


               +  Aggregate cost for federal income tax purposes is identical.








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted (unaudited) are the highest ratings assigned for tax exempt commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities on which the Fund invests.

(b) Maturity dates of these securities are the next available put dates. Interest rates adjust periodically.

(c) Securities payable on demand at par including accrued interest (primarily with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN        =    Bond Anticipation Note                        HRB          =    Hospital Revenue Bond
     EDA        =    Economic Development Authority                IDA          =    Industrial Development Authority
     EDRB       =    Economic Development Revenue Bond             IDRB         =    Industrial Development Revenue Bond
     FGIC       =    Financial Guaranteed Insurance Company        LOC          =    Letter of Credit
     FHA        =    Federal Housing Administration                PCFA         =    Pollution Control Finance Authority
     HDA        =    Housing Development Authority                 PCR          =    Pollution Control Revenue
     HEFA       =    Health and Education Facilities Authority     PCRB         =    Pollution Control Revenue Bond
     HFA        =    Housing Finance Authority                     RB           =    Revenue Bond
     HFDC       =    Housing Finance Development Corporation       VA           =    Veterans Association



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================



                                            Cortland General            U.S. Government          Municipal Money
                                           Money Market Fund                  Fund                 Market Fund
                                           -----------------            ---------------          ---------------
ASSETS:
 Investments in securities*................$   2,042,273,327            $   170,021,114          $   138,205,451
 Cash......................................       77,889,532                    274,993                  312,419
 Interest receivable.......................        6,303,779                    338,440                  649,767
 Receivable for shares issued..............       26,258,675                  3,058,972                2,312,426
 Receivable for securities sold............              -0-                 90,900,000                3,430,000
                                            ----------------             --------------           --------------
     Total Assets..........................    2,152,725,313                264,593,519              144,910,063

LIABILITIES:

 Dividends payable.........................          140,430                      9,886                    7,680
 Payable for securities purchased..........       71,000,000                 87,100,000                      -0-
 Payable for shares redeemed...............       31,031,861                  6,822,777                2,187,601
 Other accounts payable....................          368,980                     15,317                   18,086
                                            ----------------             --------------           --------------
     Total Liabilities.....................      102,541,271                 93,947,980                2,213,367
                                            ----------------             --------------           --------------

NET ASSETS.................................$   2,050,184,042            $   170,645,539          $   142,696,696
                                            ================             ==============           ==============


SHARES OUTSTANDING:
 Cortland Shares...........................      809,172,799                 93,520,872               64,167,471
 Live Oak Shares...........................    1,241,011,243                 76,897,869               78,551,500
Net asset value, offering and redemption
 price per share, all classes
 (net assets/shares).......................$            1.00            $          1.00          $          1.00
                                            ================             ==============           ==============




* Including repurchase agreements amounting to $46,000,000 and $87,100,000 for the Cortland General Money Market Fund and U.S. Government Fund, respectively.




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cortland Trust, Inc.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2001
(UNAUDITED)
================================================================================



                                            Cortland General            U.S. Government          Municipal Money
                                           Money Market Fund                  Fund                 Market Fund
                                           -----------------            ---------------          ---------------
INVESTMENT INCOME

 Interest Income..,,.......................$      44,474,203            $     2,902,539          $     2,140,644
                                            ----------------             --------------           --------------

 Expenses:

    Management fee--Note 3(a)..............        7,645,033                    550,648                  523,183

    Distribution support and services
     ----Note 3(c):

          Cortland shares..................          970,064                     86,009                   73,137

          Live Oak shares..................        1,241,971                     76,547                   79,586

    Other expenses.........................          124,059                     16,208                   15,378
                                            ----------------             --------------           --------------

          Total Expenses...................        9,981,127                    729,412                  691,284

   Expenses waived by
    Manager--Note 3(c).....................(          51,046)           (         6,230)         (         8,776)
                                            ----------------             --------------           --------------

          Net Expenses.....................        9,930,081                    723,182                  682,508
                                            ----------------             --------------           --------------

 Net Investment Income ....................       34,544,122                  2,179,357                1,458,136



NET REALIZED GAIN
  ON INVESTMENTS

 Net realized gain (loss) on investments...            7,210                    263,467                      -0-
                                            ----------------             --------------           --------------

 Increase in net assets from operations....$      34,551,332            $     2,442,824          $     1,458,136
                                            ================             ==============           ==============






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================





                                    Cortland General               U.S. Government                  Municipal Money
                                   Money Market Fund                     Fund                         Market Fund
                            ------------------------------   -----------------------------    ----------------------------

                             For the Six        For the       For the Six        For the       For the Six      For the
                             Months Ended        Year         Months Ended        Year         Months Ended      Year
                            September 30,        Ended       September 30,        Ended       September 30,      Ended
                                 2001          March 31,          2001          March 31,          2001        March 31,
                             (Unaudited)         2001         (Unaudited)         2001         (Unaudited)       2001
                            --------------  --------------   -------------   -------------    -------------   ------------
Operations:
Net investment income.......$   34,544,122  $  101,528,279   $   2,179,357   $   7,877,674    $   1,458,136   $  6,434,259

Net realized gain on
  investments...............         7,210       1,650,279         263,467         119,062           -0-      (        500)
                             -------------   -------------    ------------    ------------     ------------    -----------
Increase in net assets
  from operations...........    34,551,332     103,178,558       2,442,824       7,996,736        1,458,136      6,433,759
Distributions
  to shareholders from:
Net investment income:
  Cortland shares...........(   13,244,999) (   44,712,969)  (   1,068,626)  (   3,330,640)   (     615,929)+ (  1,924,835)+

  Live Oak shares...........(   21,299,123) (   57,240,644)  (   1,208,812)  (   3,493,979)   (     842,207)+ (  2,091,043)+

  Bradford shares...........        -0-             -0-             -0-      (   1,101,146)          -0-      (  2,418,381)+
Realized gains:
  Cortland shares...........(        2,702) (          788)         -0-             -0-              -0-            -0-
  Live Oak shares...........(        4,508) (        1,171)         -0-             -0-              -0-            -0-
Capital share
  transactions net (Note 4):
  Cortland shares...........(   25,301,392) (      347,016)     22,151,449      13,245,148        2,266,190      7,104,580
  Live Oak shares...........(    7,112,098)    264,718,161       2,397,129       4,416,473        3,675,992     20,738,950
  Bradford shares...........        -0-             -0-             -0-      (  56,647,774)          -0-      (158,455,583)
                             -------------   -------------    ------------    ------------     ------------    -----------
Total increase (decrease)...(   32,413,490)    265,594,131      24,713,964   (  38,915,182)       5,942,182   (130,612,553)

Net assets:
Beginning of period......... 2,082,597,532   1,817,003,401     145,931,575     184,846,757      136,754,514    267,367,067
                             -------------   -------------    ------------    ------------     ------------    -----------

End of period...............$2,050,184,042  $2,082,597,532   $ 170,645,539   $ 145,931,575    $ 142,696,696   $136,754,514
                             =============   =============    ============    ============     ============    ===========

Undistributed net
  investment income.........$       -0-     $       -0-      $     497,803   $     595,884    $      -0-      $     -0-


+ Designated as exempt-interest dividends for regular federal income tax purposes.






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
Note 1-General:

Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). Each of the Funds currently has two classes of stock authorized, Cortland shares and Live Oak shares. The Cortland shares are subject to a service fee of .25% of its average net assets pursuant to the Distribution Plan. The Live Oak shares are subject to a service fee of .20% of its average net assets. In all other respects, the Cortland shares and Live Oak shares represent the same interest in the income and assets of the Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Distribution of Live Oak shares commenced November 16, 1995. The Company accounts separately for the assets, liabilities and operations of each Fund.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The shares outstanding in the Cortland General Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At September 30, 2001, there were 8,808,142 Pilgrim Shares outstanding included in the Cortland shares.

Note 2-Significant Accounting Policies:

     (a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis.

     The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by Reich & Tang Asset Management, LLC (the Advisor), subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

     (c) Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     (d) Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 2-Significant Accounting Policies: (Continued)

(e) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all Federal income taxes. Accordingly, no provision for Federal income taxes is required. At September 30, 2001, U.S. Government Fund and Municipal Fund had unused capital loss carryforwards of approximately $271,005 and $16,206, respectively, available for Federal income tax purposes to be applied against future securities profits, if any. If not applied against future securities profits $271,005 will expire in the year 2004 for U.S. Government Fund. $3,530, $11,869 and $807, will expire in the years 2002, 2003 and 2004, respectively, for Municipal Fund.

Note 3-Management Fee and Other Transactions With Affiliates:

(a) Reich & Tang Asset Management, LLC (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% with respect to the Cortland shares and up to 0.20% with respect to the Live Oak shares of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $15,000 for services as a director and a fee of $1,250 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares.

Pursuant to a Distribution Plan approved by the Company's Board on November 9, 1995, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
Note 3-Management Fee and Other Transactions With Affiliates: (Continued)

During the period ended September 30, 2001, the Distributor voluntarily waived Distribution support and services fees of $51,046 for the Cortland shares of the Cortland General Fund.

During the period ended September 30, 2001, the Distributor waived Distribution support and services fees of $6,230 for the Cortland shares of the U.S. Government Fund.

During the period ended September 30, 2001, the Distributor waived Distribution support and services fees of $8,776 for the Cortland shares of the Municipal Fund.

Note 4-Capital Share Transactions:

At September 30, 2001, 6 billion shares of $.001 par value shares of the Company were authorized, of which 2.5 billion are designated as Cortland General Fund shares, 1.5 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Fund shares and 1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:


                          Cortland General Money                                                   Municipal Money
                                Market Fund                   U.S. Government Fund                   Market Fund
                        -------------------------------    -----------------------------    ------------------------------
                           Six Months     For the Year       Six Months     For the Year      Six Months     For the Year
                             Ended            Ended             Ended          Ended             Ended           Ended
                      September 30, 2001    March 31,    September 30, 2001   March 31,   September 30, 2001   March 31,
                          (Unaudited)         2001          (Unaudited)         2001         (Unaudited)         2001
                        --------------   --------------    --------------  -------------    --------------  --------------
Cortland Shares
Shares sold............. 1,248,270,132    2,907,473,920       133,124,697    202,620,797       123,233,767     249,986,921
Dividends reinvested....    13,379,505       44,613,504         1,079,960      3,321,307           621,709       1,918,947
                         -------------    -------------     -------------   ------------     -------------   -------------
                         1,261,649,637    2,952,087,424       134,204,657    205,942,104       123,855,476     251,905,868
Shares redeemed.........(1,286,951,029)  (2,952,434,440)   (  112,053,208) ( 192,696,956)   (  121,589,286) (  244,801,288)
                         -------------    -------------     -------------   ------------     -------------   -------------
Net increase (decrease).(   25,301,392)  (      347,016)       22,151,449     13,245,148         2,266,190       7,104,580
                         =============    =============     =============   ============     =============   =============

Live Oak Shares
Shares sold............. 2,223,210,414    5,024,050,120       110,377,703    251,334,986       143,885,450     302,107,768
Dividends reinvested....    21,515,221       57,094,281         1,222,073      3,486,429           849,607       2,084,514
                         -------------    -------------     -------------   ------------     -------------   -------------
                         2,244,725,635    5,081,144,401       111,599,776    254,821,415       144,735,057     304,192,281
Shares redeemed.........(2,251,837,733)  (4,816,426,240)   (  109,202,647) ( 250,404,942)   (  141,059,065) (  283,453,332)
                         -------------    -------------     -------------   ------------     -------------   -------------
Net increase(decrease)..(    7,112,098)     264,718,161         2,397,129      4,416,473         3,675,992      20,738,950
                         =============    =============     =============   ============     =============   =============






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 4-Capital Share Transactions: (Continued)

The components of net assets at September 30, 2001 are as follows:

                           Cortland General Money                                               Municipal Money
                                 Market Fund                U.S. Government Fund                   Market Fund
                            -------------------             --------------------            ----------------------
                             September 30, 2001              September 30, 2001               September 30, 2001
                                (Unaudited)                      (Unaudited)                      (Unaudited)
                                 ---------                        ---------                        ---------
Paid-in capital..........     $2,050,184,042                   $  170,418,741                   $  142,712,902
Accumulated net
  realized losses........          -0-                         (      271,005)                  (       16,206)
Undistributed net
  investment income......          -0-                                497,803                        -0-
                               -------------                    -------------                    -------------
Total net assets.........     $2,050,184,042                   $  170,645,539                   $  142,696,696
                               =============                    =============                    =============










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
Note 5-Financial Highlights:

                                                                 Cortland General Money Market Fund
                                   ---------------------------------------------------------------------------------------------
                                                                          Cortland Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2001  -------------------------------------------------------------------------
                                      (Unaudited)        2001             2000            1999            1998           1997
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding
 throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
   Net investment income...........        0.017           0.054           0.045           0.045           0.047           0.044
   Net realized and unrealized
    gain/(loss) on investments.....        --              --              --              0.001       (   0.001)          --
                                       ---------       ---------       ---------       ---------        --------       ---------

Total from investment operations...        0.017           0.054           0.045           0.046           0.046           0.044
Less distributions:
   Dividends from net
    investment income..............    (   0.017)      (   0.054)      (   0.045)      (   0.045)      (   0.047)      (   0.044)
                                        --------        --------        --------        --------        --------        --------
Total distributions................    (   0.017)      (   0.054)      (   0.045)      (   0.045)      (   0.047)      (   0.044)
                                        --------        --------        --------        --------        --------        --------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        1.71%(a)        5.55%           4.60%           4.56%           4.77%           4.52%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $  809,173      $  834,474      $  834,259      $  659,890      $  505,442      $1,160,352

Ratios to average net assets:
   Expenses........................        1.01%(b)        1.00%           0.97%           1.00%           0.99%           1.02%
   Net investment income...........        3.41%(b)        5.37%           4.54%           4.41%           4.67%           4.41%
Management and Distribution support
 and service fees waived...........        0.01%(b)        0.02%           0.05%           0.03%           0.04%           0.00%



(a)  Unannualized
(b)  Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 5-Financial Highlights: (Continued)

                                                                 Cortland General Money Market Fund
                                   ---------------------------------------------------------------------------------------------
                                                                           Live Oak Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2001  -------------------------------------------------------------------------
                                      (Unaudited)        2001             2000            1999            1998           1997
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding
 throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
   Net investment income...........        0.017           0.054           0.045           0.045           0.048           0.045
   Net realized and unrealized
    gain/(loss) on investments.....        --              --              --              0.001       (   0.001)          --
                                       ---------       ---------       ---------       ---------        --------       ---------

Total from investment operations...        0.017           0.054           0.045           0.046           0.047           0.045
Less distributions:
   Dividends from net
    investment income..............    (   0.017)      (   0.054)      (   0.045)      (   0.045)      (   0.047)      (   0.045)
                                        --------        --------        --------        --------        --------        --------
Total distributions................    (   0.017)      (   0.054)      (   0.045)      (   0.045)      (   0.047)      (   0.045)
                                        --------        --------        --------        --------        --------        --------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        1.73%(a)        5.59%           4.63%           4.59%           4.84%           4.59%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $1,241,011      $1,248,123      $  982,744      $  812,816      $  609,818      $  440,457

Ratios to average net assets:
   Expenses........................        0.97%(b)        0.96%           0.94%           0.98%           0.91%           0.95%
   Net investment income...........        3.43%(b)        5.40%           4.57%           4.43%           4.78%           4.48%
Management and Distribution support
 and service fees waived...........        0.00%(b)        0.01%           0.03%           0.00%           0.05%           0.02%



(a)  Unannualized
(b)  Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
Note 5-Financial Highlights: (Continued)

                                                                        U.S. Government Fund
                                   ---------------------------------------------------------------------------------------------
                                                                          Cortland Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2001  -------------------------------------------------------------------------
                                      (Unaudited)        2001             2000            1999            1998           1997
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding
 throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
   Net investment income...........        0.016           0.052           0.043           0.042           0.046           0.043
   Net realized and unrealized
    (loss) on investments..........        --              --              --              0.001       (   0.001)      (   0.001)
                                       ---------       ---------       ---------       ---------        --------        --------
Total from investment operations...        0.016           0.052           0.043           0.043           0.045           0.042
Less distributions:
   Dividends from net
    investment income..............    (   0.016)      (   0.052)      (   0.043)      (   0.042)      (   0.045)      (   0.043)
                                        --------        --------        --------        --------        --------        --------
Total distributions................    (   0.016)      (   0.052)      (   0.043)      (   0.042)      (   0.045)      (   0.043)
                                        --------        --------        --------        --------        --------        --------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        1.59%(a)        5.37%           4.35%           4.33%           4.61%           4.37%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $   93,645      $   71,400      $   58,121      $   64,438      $   48,069      $  164,464

Ratios to average net assets:
   Expenses........................        1.01%(b)        1.00%           0.88%           1.00%           0.81%           1.01%
   Net investment income...........        2.97%(b)        5.26%           4.38%           4.18%           4.58%           4.30%
Management and Distribution support
 and service fees waived...........        0.02%(b)        0.03%           0.16%           0.04%           0.25%           0.02%


(a)  Unannualized
(b)  Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 5-Financial Highlights: (Continued)

                                                                         U.S. Government Fund
                                   ---------------------------------------------------------------------------------------------
                                                                            Live Oak Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2001  -------------------------------------------------------------------------
                                      (Unaudited)        2001             2000            1999            1998           1997
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding
 throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
   Net investment income...........        0.016           0.053           0.043           0.043           0.049           0.044
   Net realized and unrealized
   (loss) on investments...........        --              --              --              0.001       (   0.001)      (   0.001)
                                       ---------       ---------       ---------       ---------        --------        --------
Total from investment operations...        0.016           0.053           0.043           0.044           0.048           0.043
Less distributions:
   Dividends from net
    investment income..............    (   0.016)      (   0.053)      (   0.043)      (   0.043)      (   0.046)      (   0.044)
                                        --------        --------        --------        --------        --------        --------
Total distributions................    (   0.016)      (   0.053)      (   0.043)      (   0.043)      (   0.046)      (   0.044)
                                        --------        --------        --------       ---------        --------        --------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        1.60%(a)        5.46%           4.43%           4.42%           4.75%           4.53%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $   77,000      $   74,531      $   70,080      $   78,987      $   66,829      $   55,057

Ratios to average net assets:
   Expenses........................        0.98%(b)        0.91%           0.79%           0.91%           0.68%           0.86%
   Net investment income...........        3.02%(b)        5.26%           4.45%           4.29%           4.89%           4.45%
Management and Distribution support
 and service fees waived...........        0.00%(b)        0.07%           0.18%           0.08%           0.24%           0.12%



(a)  Unannualized
(b)  Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 5-Financial Highlights: (Continued)


                                                                      Municipal Money Market
                                   ---------------------------------------------------------------------------------------------
                                                                          Cortland Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2001  -------------------------------------------------------------------------
                                      (Unaudited)        2001             2000            1999            1998           1997
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding
 throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
   Net investment income...........        0.011           0.031           0.026           0.025           0.028           0.026
                                       ---------       ---------       ---------       ---------       ---------       ---------
Total from investment operations...        0.011           0.031           0.026           0.025           0.028           0.026
Less distributions:
   Dividends from net
    investment income..............    (   0.011)      (   0.031)      (   0.026)      (   0.025)      (   0.028)      (   0.026)
                                        --------        --------        --------        --------        --------        --------
Total distributions................    (   0.011)      (   0.031)      (   0.026)      (   0.025)      (   0.028)      (   0.026)
                                        --------        --------        --------        --------        --------        --------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        1.06%(a)        3.17%           2.58%           2.56%           2.81%           2.68%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $   64,158      $   61,891      $   54,792      $   49,234      $   47,780      $  153,322

Ratios to average net assets:
   Expenses........................        1.00%(b)        1.00%           1.00%           1.00%           1.01%           1.02%
   Net investment income...........        2.11%(b)        3.06%           2.55%           2.51%           2.81%           2.64%
Management and Distribution support
 and service fees waived...........        0.03%(b)        0.03%           0.03%           0.04%           0.00%           0.00%


(a)  Unannualized
(b)  Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 5-Financial Highlights: (Continued)

                                                                      Municipal Money Market
                                   ---------------------------------------------------------------------------------------------
                                                                         Live Oak Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2001  -------------------------------------------------------------------------
                                      (Unaudited)        2001             2000            1999            1998           1997
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding
 throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
   Net investment income...........        0.011           0.031           0.026           0.026           0.029           0.027
                                       ---------       ---------       ---------       ---------       ---------       ---------
Total from investment operations...        0.011           0.031           0.026           0.026           0.029           0.027
Less distributions:
   Dividends from net
    investment income..............    (   0.011)      (   0.031)      (   0.026)      (   0.026)      (   0.029)      (   0.027)
                                        --------        --------        --------        --------        --------        --------
Total distributions................    (   0.011)      (   0.031)      (   0.026)      (   0.026)      (   0.029)      (   0.027)
                                       ---------        --------        --------        --------        --------        --------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        1.07%(a)        3.19%           2.60%           2.60%           2.93%           2.77%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $   78,539      $   74,864      $   54,132      $   70,124      $   67,697      $   58,794

Ratios to average net assets:
   Expenses........................        0.98%(b)        0.98%           0.98%           0.95%           0.90%           0.93%
   Net investment income...........        2.12%(b)        3.09%           2.56%           2.57%           2.86%           2.72%
Management and Distribution support
 and service fees waived...........        0.00%(b)        0.00%           0.00%           0.03%           0.07%           0.04%



(a)  Unannualized
(b)  Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




                                    CORTLAND
                                   TRUST, INC.




                               Semi-Annual Report
                               September 30, 2001
                                   (Unaudited)